TAXATION (Details 5) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of valuation allowance, current
Balance at beginning of the year	¥ 14,696,517	¥ 13,814,868	¥ 10,467,945
Additions in current year	430,256	881,649	3,346,923
Reversals in current year	(13,204,105)
Balance at the end of the year	1,922,668	14,696,517	13,814,868
Movement of valuation allowance, non-current
Balance at beginning of the year	75,000,610	52,333,898	34,073,011
Additions in current year	24,944,528	22,666,712	18,260,887
Reversals in current year	(12,006,661)
Expirations in current year	(122,655)
Balance at the end of the year	¥ 87,815,822	¥ 75,000,610	¥ 52,333,898